Warrants (Narrative) (Quarterly) (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended			1 Months Ended																		3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 21, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Oct. 18, 2012 Convertible Notes Issued (Post-Reverse Merger) [Member]	Mar. 31, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Dec. 31, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Apr. 18, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Oct. 08, 2013 Warrant [Member]	Sep. 06, 2013 Warrant [Member]	Jun. 25, 2013 Warrant [Member]	Jun. 21, 2013 Warrant [Member]	Apr. 17, 2013 Warrant [Member]	Apr. 04, 2013 Warrant [Member]	Mar. 28, 2013 Warrant [Member]	Mar. 22, 2013 Warrant [Member]	Mar. 04, 2013 Warrant [Member]	Feb. 15, 2013 Warrant [Member]	Jan. 28, 2013 Warrant [Member]	Jan. 15, 2013 Warrant [Member]	Jan. 10, 2013 Warrant [Member]	Dec. 19, 2012 Warrant [Member]	Nov. 08, 2012 Warrant [Member]	Oct. 18, 2012 Warrant [Member]	Sep. 01, 2012 Warrant [Member]	Jul. 16, 2012 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Oct. 08, 2013 Units [Member]	Mar. 31, 2014 Transaction One [Member]	Apr. 18, 2013 Transaction One [Member] Warrant [Member]	Mar. 31, 2014 Transaction Two [Member]	Apr. 18, 2013 Transaction Two [Member] Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants issued to purchase common stock shares (in shares)							187,500	1,760,000			500,000	322,500	64,500	125,000	50,000	6,250	18,750	18,750	18,750	62,500	25,000	37,500	25,000	275,000	525,000	100,000	1,800,000					250,000		287,500
Beneficial conversion feature on warrants issued concurrent with notes		$ 17,995	$ 89,743	$ 79,186			$ 17,995
Warrants issued to settle debt																															9,375		3,125
Exercise price of warrants (in dollars per share)					2.00			2.00	2.00	2.50	1.00	2.00	2.40	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00				2.00	2.00	2.00	2.40
Expiration period										3 years	3 years	3 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	5 years				3 years	3 years	3 years	5 years
Maximum amount of units authorized in offering					$ 2,000,000	$ 5,000,000																								$ 5,000,000
Shares authorized in offering																														4,000,000
Price per Unit																														$ 1.25
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Number of instruments issued																												592,000	104,000